SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO

RULE 23c-2 UNDER THE INVESTMENT COMPANY ACT OF 1940

Investment Company Act File No. 811-06692

BLACKROCK MUNIYIELD CALIFORNIA QUALITY FUND, INC.

(Name of Registrant)

100 Bellevue Parkway

Wilmington, Delaware 19809

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (800) 441-7762

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission (the “Commission”) that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”), and states that it is filing this notice with the Commission at least 30 days prior to the date set for the redemption.

(1) Title of the class of securities of BlackRock MuniYield California Quality Fund, Inc. (the “Fund”) to be redeemed:

Series W-7 Variable Rate Demand Preferred Shares, par value $0.10 per share, liquidation preference of $100,000 per share (the “Series W-7 VRDP Shares”) (CUSIP #: 09254N806).

(2) The date on which the securities are to be called or redeemed:

The Series W-7 VRDP Shares will be redeemed on April 7, 2022 (the “Redemption Date”).

(3) The applicable provisions of the governing instrument pursuant to which the securities are to be called or redeemed:

The Series W-7 VRDP Shares are to be redeemed pursuant to Part I, Section 10(a) of the Fund’s Amended and Restated Articles Supplementary Establishing and Fixing the Rights and Preferences of Variable Rate Demand Preferred Shares (the “Articles”), a form of which was most recently filed with the Commission on October 11, 2019 to the Fund’s annual report on Form N-CEN. Pursuant to Part I, Section 10(c) of the Articles, dividends on the Series W-7 VRDP Shares will cease to accumulate from and after the Redemption Date.

(4) The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Fund intends to redeem 100% (1,665 shares) of its outstanding Series W-7 VRDP Shares. Holders of the Series W-7 VRDP Shares will receive the liquidation preference of $100,000 per share, together with accumulated and unpaid dividends through the Redemption Date. All of the Series W-7 VRDP Shares are held in book-entry form through the Depository Trust Company (“DTC”), and such shares being redeemed will be redeemed in accordance with the procedures of DTC. Payment by the Fund of the Redemption Price will be made to The Bank of New York Mellon, as tender and paying agent for the Series W-7 VRDP Shares.

SIGNATURE

Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Fund has duly caused this Notification of Redemption of Securities to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York, on the 8th day of March, 2022.

BLACKROCK MUNIYIELD CALIFORNIA QUALITY FUND, INC.

By:	/s/ Jonathan Diorio
Name: Jonathan Diorio
Title: Vice President

[Signature Page – MCA 23c-2 Notice]